PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive (loss) income (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed statements of comprehensive (loss) income
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0
Parent Company
Condensed statements of comprehensive (loss) income
Foreign currency translation adjustments, tax	0	0	0
Other comprehensive income (loss), tax	¥ 0	¥ 0	¥ 0